SPDR® INDEX SHARES FUNDS

Supplement dated March 19, 2015

to the Prospectus and Statement of Additional Information

dated January 31, 2015

SPDR® S&P® Small Cap Emerging Asia Pacific ETF

Effective immediately, the SPDR S&P Small Cap Emerging Asia Pacific ETF is closed to investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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